Accounts Receivable, Net (Details Textual) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable, Net (Textual)
Unsettled transactions from credit card payment processors	$ 135,535	$ 191,656
Accounts receivable due from Apple Inc.	$ 116,427	$ 217,536